Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Leases
Note 9. Leases
Capital lease obligations and sale-leaseback financings
The Company leases certain facilities and equipment under capital lease arrangements that expire at various dates ranging from 2022 to 2054. The Company also enters sale-leaseback financings, primarily relating to equipment. Amortization of assets under capital leases is included in depreciation and amortization expense in the Company’s condensed consolidated statements of operations. Payments on capital leases and sale-leaseback financings are included in repayments of capital leases and sale-leaseback financings in the Company’s condensed consolidated statements of cash flows.
The weighted-average interest rate on the Company’s sale-leaseback financings is 8.14% as of June 30, 2021. The lease terms of the Company’s sale-leaseback financings range from 24 to 48 months. During the six months ended June 30, 2021, the Company had additions to assets and liabilities recorded as sale-lease financings of $2.4 million (nothing during the same period in 2020).
The future minimum lease payments under capital lease arrangements and sale-leaseback financings as of June 30, 2021 are as follows (in millions):

For the years ending December 31:
Remaining 2021	73.5
2022	133.2
2023	124.6
2024	114.7
2025	116.7
Thereafter	2,286.0

Total minimum lease payments	2,848.7
Less: amount representing interest	(1,885.1)

Present value of net minimum lease payments	963.6
Less: current portion	(44.2)

Capital leases, net of current portion	$919.4

Interest expense recorded in connection with capital leases and sale-leaseback financings totaled $51 million and $48.4 million, respectively for the six months ended June 30, 2021 and 2020 and is included within interest expense, net in the accompanying condensed consolidated statements of operations.
Operating leases
The Company leases the majority of its data centers and certain equipment under noncancelable operating lease agreements. The Company’s operating leases for data centers expire at various dates from 2021 to 2045 with renewal options available to the Company. The lease agreements typically provide for base rental rates that increase at defined intervals during the term of the lease. In addition, the Company has negotiated rent expense abatement periods for certain leases to better match the phased build out of its data centers. The Company accounts for such abatements and increasing base rentals using the straight-line method over the term of the lease. The difference between the straight-line expense and the cash payment is recorded as deferred rent within other liabilities in the condensed consolidated balance sheets.
Occasionally, the Company enters into contracts with customers for data center, office and storage spaces that contain lease components. The Company’s leases with customers are generally classified as operating leases and lease payments are recognized on a straight-line basis over the lease term.
The future minimum lease receipts and payments under operating leases as of June 30, 2021 are as follows (in millions):

For the years ending December 31:	Lease receipts	Lease commitments (1)
Remaining 2021	$5.2	$30.3
2022	12.1	60.0
2023	12.2	58.7
2024	12.2	56.5
2025	12.3	48.9
Thereafter	22.3	311.7

Total minimum lease receipts / payments	$76.3	$566.1

(1)	Minimum lease payments have not been reduced by minimum sublease rentals of $49.5 million due in the future under non-cancelable subleases.
Total rent expense, including the $64.4 million restructuring charge for Moses Lake and Addison described in Note 3 and the net impact from amortization of favorable and unfavorable leasehold interests, was approximately $122.2 million and $58 million, respectively, for the six months ended June 30, 2021 and 2020. The $64.4 million exit costs are included within restructuring, impairment, site closures and related costs in the condensed consolidated statements of operations. The remainder is included within cost of revenues, excluding depreciation and amortization in the condensed consolidated statements of operations.

Note 11. Leases
Capital lease obligations and sale-leaseback financings
The Company leases certain facilities and equipment under capital lease arrangements that expire at various dates ranging from 2022 to 2054. The Company also enters sale-leaseback financings, primarily relating to equipment. Amortization of assets under capital leases is included in depreciation and amortization expense in the Company’s consolidated statements of operations. Payments on capital leases and sale-leaseback financings are included in repayments of capital leases and sale-leaseback financings in the Company’s consolidated statements of cash flows.
The weighted-average interest rate on the Company’s sale-leaseback financings is 8.39% as of December 31, 2020. The lease terms of the Company’s sale-leaseback financings range from 24 to 36 months. During the year ended December 31, 2020, the Company had additions to assets and liabilities recorded as sale-lease financings of $46 million.
The future minimum lease payments under capital lease arrangements and sale-leaseback financings as of December 31, 2020 are as follows (in millions):

For the years ending:
2021	$146.2
2022	131.8
2023	123.2
2024	113.4
2025	115.9
Thereafter	2,294.8

Total minimum lease payments	2,925.3
Less: amount representing interest	(1,936.3)

Present value of net minimum lease payments	989.0
Less: current portion	(55.9)

Capital leases, net of current portion	$933.1

Interest expense recorded in connection with capital leases and sale-leaseback financings totaled $98 million and $71.1 million, respectively for the years ended December 31, 2020 and 2019 and is included within interest expense, net in the accompanying consolidated statements of operations.
Operating leases
The Company leases the majority of its data centers and certain equipment under noncancelable operating lease agreements. The Company’s operating leases for data centers expire at various dates from 2021 to 2045 with renewal options available to the Company. The lease agreements typically provide for base rental rates that increase at defined intervals during the term of the lease. In addition, the Company has negotiated rent expense abatement periods for certain leases to better match the phased build out of its data centers. The Company accounts for such abatements and increasing base rentals using the straight-line method over the term of the lease. The difference between the straight-line expense and the cash payment is recorded as deferred rent within other liabilities in the consolidated balance sheets.
As described in Note 2 –
Significant accounting policies,
occasionally, the Company enters into contracts with customers for data center, office and storage spaces that contain lease components. The Company’s leases with customers are generally classified as operating leases and lease payments are recognized on a straight-line basis over the lease term.
The future minimum lease receipts and payments under operating leases as of December 31, 2020 are as follows (in millions):

		Lease
For the years ending:	Lease receipts	commitments (1)
2021	$10.3	$60.6
2022	10.3	61.2
2023	10.3	60.1
2024	10.3	58.0
2025	10.3	48.6
Thereafter	13.8	298.2

Total minimum lease receipts / payments	$65.3	$586.7

(1)	Minimum lease payments have not been reduced by minimum sublease rentals of $53.6 million due in the future under non-cancelable subleases.
Total rent expense, including the net impact from amortization of favorable and unfavorable leasehold interests, was approximately $113.8 million, $119.8 million and $139.3 million, respectively, for the years ended December 31, 2020, 2019 and 2018 and is included within cost of revenues, excluding depreciation and amortization in the consolidated statements of operations.